Vident International Equity Fund
Schedule of Investments
November 30, 2022 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 95.1%
		Australia - 5.4%
301,187		AGL Energy, Ltd.	$1,605,567
1,317,803		Beach Energy, Ltd.	1,570,904
249,283		Bendigo & Adelaide Bank, Ltd. (a)	1,527,541
133,823		BlueScope Steel, Ltd.	1,571,057
372,264		Harvey Norman Holdings, Ltd. (a)	1,059,544
523,430		Healius, Ltd.	1,020,072
58,299		JB Hi-Fi, Ltd. (a)	1,744,820
583,584		Metcash, Ltd. (a)	1,637,557
220,298		QBE Insurance Group, Ltd.	1,898,752
26,146		Rio Tinto, Ltd.	1,919,438
71,815		Sonic Healthcare, Ltd.	1,552,486
2,527,472		Tabcorp Holdings, Ltd.	1,794,202
			18,901,940
		Austria - 0.1%
3,811		OMV AG	196,828
2,622		Voestalpine AG	70,086
			266,914
		Belgium - 0.2%
56,211		Proximus SADP	578,663
		Brazil - 2.6%
322,262		Cia Brasileira de Distribuicao	1,259,927
253,263		EDP - Energias do Brasil SA	1,024,842
301,400		JBS SA	1,263,189
463,481		Marfrig Global Foods SA	775,582
107,345		Minerva SA	254,135
205,242		Telefonica Brasil SA	1,482,295
753,383		TIM SA	1,858,100
60,534		Vale SA	986,837
			8,904,907
		Canada - 3.9%
39,045		Canfor Corporation (b)	686,319
22,075		Celestica, Inc. (b)	244,409
244,451		Crescent Point Energy Corporation	1,884,276
3,245		Fairfax Financial Holdings, Ltd.	1,847,331
20,075		Great-West Lifeco, Inc.	475,036
28,308		iA Financial Corporation, Inc.	1,584,638
32,858		Interfor Corporation (b)	610,770
18,947		Loblaw Companies, Ltd.	1,696,663
99,770		Manulife Financial Corporation	1,783,158
86,776		Resolute Forest Products, Inc. (a)(b)	1,830,974
13,688		West Fraser Timber Company, Ltd.	1,062,367
			13,705,941
		Chile - 1.8%
7,516,261		Banco de Chile	706,546
1,356,931		Cencosud SA	2,004,537
18,594,071		Enel Americas SA	2,448,076
703,673		Falabella SA	1,248,350
			6,407,509
		China - 6.3%
62,470		360 DigiTech, Inc. - ADR	980,155
1,176,000		China Life Insurance Company, Ltd. - Class H	1,786,863
3,846,000		China Petroleum & Chemical Corporation - Class H	1,808,317
627,500		China Shenhua Energy Company, Ltd. - Class H	1,929,409
13,542,000		China Tower Corporation, Ltd. - Class H (c)	1,457,342
4,031,000		COFCO Joycome Foods, Ltd. (d)	1,177,462
1,197,500		COSCO SHIPPING Holdings Company, Ltd. - Class H (a)	1,293,309
330,000		CSPC Pharmaceutical Group, Ltd.	422,356
29,157		Daqo New Energy Corporation - ADR (b)	1,659,325
1,870,000		Lenovo Group, Ltd.	1,576,401
751,800		New China Life Insurance Company, Ltd. - Class H	1,754,890
1,328,000		PetroChina Company, Ltd. - Class H	602,283
1,680,000		PICC Property & Casualty Company, Ltd. - Class H	1,691,730
490,800		Sinopharm Group Company, Ltd. - Class H	1,159,484
5,877,000		The People’s Insurance Company Group of China, Ltd. - Class H	1,972,678
72,799		Vipshop Holdings, Ltd. - ADR (b)	811,709
			22,083,713
		Denmark - 3.2%
701		AP Moller - Maersk AS - Class B	1,489,590
13,708		Carlsberg AS - Class B	1,695,354
69,205		FLSmidth & Company AS	1,995,570
361,369		H Lundbeck AS	1,321,173
9,143		Novo Nordisk AS - Class B	1,118,874
25,620		Pandora AS	1,871,217
79,875		Tryg AS	1,829,992
			11,321,770
		Finland - 0.9%
342,601		Nokia OYJ	1,641,395
146,303		Nokian Renkaat OYJ	1,571,190
			3,212,585
		France - 0.9%
31,115		Cie de Saint-Gobain	1,401,489
146,856		Electricite de France SA	1,814,530
			3,216,019
		Germany - 5.3%
9,895		Allianz SE	2,082,005
11,322		Aurubis AG	883,890
29,848		Bayer AG	1,702,000
20,019		Bayerische Motoren Werke AG	1,779,077
206,641		Deutsche Bank AG	2,153,645
47,556		Freenet AG	1,039,063
19,283		Fresenius SE & Company KGaA	527,344
29,928		HUGO BOSS AG	1,644,931
84,681		K+S AG	1,828,419
31,123		Mercedes-Benz Group AG	2,063,758
7,169		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,223,335
10,173		RWE AG	439,936
22,885		Suedzucker AG	331,540
			18,698,943
		Hong Kong - 6.2%
220,300		ASMPT, Ltd.	1,620,040
629,000		China Overseas Land & Investment, Ltd.	1,700,327
1,690,000		China Resources Cement Holdings, Ltd.	911,524
1,684,000		China Taiping Insurance Holdings Company, Ltd.	1,708,703
4,000,000		China Traditional Chinese Medicine Holdings Company, Ltd.	1,993,466
253,000		CK Asset Holdings, Ltd.	1,508,827
270,000		CK Hutchison Holdings, Ltd.	1,566,972
571,500		Kingboard Holdings, Ltd.	1,874,371
2,342,000		Kunlun Energy Company, Ltd.	1,800,269
55,000		Orient Overseas International, Ltd. (a)	1,030,171
4,295,000		Pacific Basin Shipping, Ltd.	1,430,658
1,220,000		Sino Land Company, Ltd.	1,517,673
2,349,500		WH Group, Ltd. (c)	1,375,596
862,000		Xinyi Glass Holdings, Ltd.	1,652,107
			21,690,704
		Indonesia - 1.6%
8,518,400		Adaro Energy Tbk PT	2,095,554
4,346,500		Astra International Tbk PT	1,671,571
54,900		Indo Tambangraya Megah Tbk PT	145,700
862,900		United Tractors Tbk PT	1,689,433
			5,602,258
		Ireland - 1.4%
307,824		Bank of Ireland Group plc	2,474,763
18,539		DCC plc	969,009
42,681		Perrigo Company plc	1,375,608
			4,819,380
		Israel - 2.3%
1,058,429		Bezeq The Israeli Telecommunication Corporation, Ltd.	1,932,616
13,781		Check Point Software Technologies, Ltd. (b)	1,830,530
13,206		Delek Group, Ltd. (b)	1,653,477
28,631		Plus500, Ltd.	650,224
156,809		Teva Pharmaceutical Industries, Ltd. (b)	1,340,714
37,441		ZIM Integrated Shipping Services, Ltd. (a)	787,010
			8,194,571
		Italy - 1.0%
118,606		Assicurazioni Generali SpA	2,068,766
139,927		Leonardo SpA	1,104,201
122,700		UnipolSai Assicurazioni SpA	308,519
			3,481,486
		Japan - 3.4%
87,000		GungHo Online Entertainment, Inc.	1,296,832
74,000		H.U. Group Holdings, Inc.	1,471,621
215,200		Mazda Motor Corporation	1,682,551
91,200		NGK Spark Plug Company, Ltd.	1,751,584
46,300		Nippon Electric Glass Company, Ltd.	840,129
226,600		Nisshinbo Holdings, Inc.	1,646,642
18,600		Shimamura Company, Ltd.	1,664,856
104,600		Toppan, Inc.	1,598,160
			11,952,375
		Malaysia - 1.0%
2,845,800		Hartalega Holdings Bhd	1,106,967
314,800		MISC Bhd	509,626
1,857,600		Sime Darby Plantation Bhd	1,779,286
			3,395,879
		Mexico - 0.6%
260,103		Arca Continental SAB de CV	2,156,169
		Netherlands - 1.6%
61,070		Koninklijke Ahold Delhaize NV	1,749,034
134,284		Stellantis NV	2,059,058
73,539		uniQure NV (a)(b)	1,945,842
			5,753,934
		Norway - 6.7%
53,869		Aker BP ASA	1,846,030
1,317,575		DNO ASA	1,658,341
50,662		Equinor ASA	1,926,153
87,811		Gjensidige Forsikring ASA	1,666,191
51,489		Kongsberg Gruppen ASA	2,088,240
235,320		Leroy Seafood Group ASA	1,135,164
79,772		Mowi ASA	1,229,243
771,539		MPC Container Ships ASA	1,433,411
289,421		Norsk Hydro ASA	2,106,696
211,045		Orkla ASA	1,480,743
194,935		Storebrand ASA	1,714,135
149,658		Telenor ASA	1,430,367
124,717		TGS ASA	1,658,532
49,959		Var Energi ASA	180,874
42,534		Yara International ASA	1,919,568
			23,473,688
		Poland - 1.6%
11,504		Bank Polska Kasa Opieki SA	212,601
78,874		KGHM Polska Miedz SA	2,011,853
107,796		Polski Koncern Naftowy ORLEN SA	1,550,492
269,191		Powszechny Zaklad Ubezpieczen SA	1,873,705
			5,648,651
		Republic of Korea - 7.4%
80,896		Daeduck Electronics Company, Ltd.	1,423,048
439,332		Daewoo Engineering & Construction Company, Ltd. (b)	1,695,568
38,913		DB Insurance Company, Ltd.	1,832,276
56,888		GS Holdings Corporation	2,096,339
54,366		Hankook Tire & Technology Company, Ltd.	1,401,557
71,820		Hyundai Marine & Fire Insurance Company, Ltd.	1,644,587
9,897		Hyundai Mobis Company, Ltd.	1,598,409
28,099		Kia Motors Corporation	1,461,570
61,990		KT Corporation	1,757,915
28,166		KT&G Corporation	2,133,513
282		LG Innotek Company, Ltd.	66,392
190,328		LG Uplus Corporation	1,746,195
8,239		NongShim Company, Ltd.	2,052,175
2,669		Samsung Fire & Marine Insurance Company, Ltd.	415,877
54,032		SD Biosensor, Inc.	1,347,881
44,816		SK Telecom Company, Ltd.	1,699,056
72,580		SL Corporation	1,535,415
			25,907,773
		Russian Federation 0.0% (e)
1,196		Magnit PJSC - GDR (d)(f)(g)	0
24,074		Severstal PAO - GDR (d)(f)(g)	0
			0
		Singapore - 5.5%
68,900		City Developments, Ltd.	416,829
1,010,000		ComfortDelGro Corporation, Ltd.	906,590
2,339,300		Genting Singapore, Ltd.	1,502,287
88,000		Jardine Cycle & Carriage, Ltd. (a)	1,940,071
371,800		Keppel Corporation, Ltd.	2,045,809
170,900		NETLINK NBN TRUST (d)	107,257
212,000		Oversea-Chinese Banking Corporation, Ltd.	1,924,600
455,900		Sembcorp Industries, Ltd.	1,064,643
595,200		Singapore Technologies Engineering, Ltd.	1,489,846
931,300		Singapore Telecommunications, Ltd.	1,848,600
88,319		United Overseas Bank, Ltd.	2,010,912
156,900		UOL Group, Ltd.	762,573
101,500		Venture Corporation, Ltd.	1,281,435
610,100		Wilmar International, Ltd.	1,825,447
			19,126,899
		South Africa - 2.1%
151,647		Exxaro Resources, Ltd.	2,015,239
549,861		Harmony Gold Mining Company, Ltd.	1,992,407
41,019		Kumba Iron Ore, Ltd. (a)	1,167,138
195,387		Old Mutual, Ltd.	127,595
317,240		Sibanye Stillwater, Ltd.	871,045
578,780		Telkom SA SOC, Ltd. (a)(b)	1,180,545
			7,353,969
		Spain - 0.6%
89,713		Mapfre SA	167,935
41,057		Repsol SA	625,662
391,914		Telefonica SA	1,446,676
			2,240,273
		Sweden - 5.1%
19,043		Axfood AB	503,942
56,868		Boliden AB	2,068,596
9,412		Investor AB	170,344
48,057		Saab AB - Class B	1,748,543
307,940		Securitas AB - Class B	2,465,530
356,338		SSAB AB - Class A	2,000,930
82,561		Swedish Orphan Biovitrum AB (b)	1,758,248
154,613		Tele2 AB - Class B	1,345,785
239,012		Telefonaktiebolaget LM Ericsson - Class B	1,459,561
479,810		Telia Company AB	1,287,736
75,046		Trelleborg AB - Class B	1,788,217
235,972		Volvo Car AB - Class B (b)	1,141,379
			17,738,811
		Switzerland - 3.5%
11,052		Baloise Holding AG	1,650,695
9,398		Chubb, Ltd. (a)	2,063,707
90,394		Ferrexpo plc	154,586
9,144		Helvetia Holding AG	1,015,413
20,493		Novartis AG	1,799,254
6,118		Swatch Group AG	1,604,069
19,630		Swiss Re AG	1,735,228
39,203		UBS Group AG	708,761
3,405		Zurich Insurance Group AG	1,618,603
			12,350,316
		Taiwan - 7.2%
2,962,600		AUO Corporation	1,543,345
635,000		Chicony Electronics Company, Ltd.	1,711,524
1,077,000		Compeq Manufacturing Company, Ltd.	1,726,727
232,000		Evergreen Marine Corporation Taiwan, Ltd.	1,223,601
95,000		Gigabyte Technology Company, Ltd.	331,980
5,109,000		HannStar Display Corporation	1,884,538
489,000		Hon Hai Precision Industry Company, Ltd.	1,590,154
4,382,550		Innolux Corporation	1,758,380
834,000		Lite-On Technology Corporation	1,770,248
1,632,000		Macronix International Company, Ltd.	1,829,733
182,000		Novatek Microelectronics Corporation	1,757,842
852,000		Pegatron Corporation	1,709,210
579,000		Powertech Technology, Inc.	1,566,207
596,000		Radiant Opto-Electronics Corporation	2,024,882
2,331,000		Winbond Electronics Corporation	1,598,978
599,000		Yang Ming Marine Transport Corporation	1,281,128
			25,308,477
		Thailand - 1.6%
3,238,100		Bangkok Chain Hospital pcl - NVDR (a)	1,863,985
1,770,700		Regional Container Lines pcl - NVDR (a)	1,506,338
2,419,900		Sri Trang Agro-Industry pcl - NVDR	1,303,788
2,814,100		Sri Trang Gloves Thailand pcl - NVDR (a)	797,987
			5,472,098
		United Kingdom - 4.1%
32,418		Anglo American plc	1,315,521
367,434		Aviva plc - Class B	1,944,158
101,791		BT Group plc	147,165
1,679,235		Centrica plc	1,901,013
282,068		HSBC Holdings plc	1,712,160
226,430		International Distributions Services Plc	615,894
327,192		J Sainsbury plc	867,369
54,311		Janus Henderson Group plc	1,373,525
385,463		Kingfisher plc	1,106,766
404,768		M&G plc	926,479
19,856		Rio Tinto plc	1,320,659
1,151,308		Vodafone Group plc	1,259,213
			14,489,922
		TOTAL COMMON STOCKS (Cost $357,648,833)	333,456,537

PREFERRED STOCKS - 4.0%
		Brazil - 2.9%
880,797		Cia Energetica de Minas Gerais	1,919,437
1,361,402		Cia Paranaense de Energia - Class B	2,076,223
392,228		Gerdau SA	2,348,684
827,652		Metalurgica Gerdau SA	2,145,147
310,492		Petroleo Brasileiro SA	1,558,719
			10,048,210
		Chile - 0.5%
1,005,845		Embotelladora Andina SA - Class B	1,920,774
		Germany - 0.6%
45,856		Schaeffler AG	303,125
13,005		Volkswagen AG	1,873,353
			2,176,478
		TOTAL PREFERRED STOCKS (Cost $13,861,932)	14,145,462
Principle Amount
SHORT-TERM INVESTMENTS - 0.2%
		Money Market Deposit Account - 0.2%
$667,447		U.S. Bank Money Market Deposit Account, 2.90% (h)	667,447
		TOTAL SHORT-TERM INVESTMENTS (Cost $667,447)	667,447
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
		Private Funds - 0.7%
2,597,324		Mount Vernon Liquid Assets Portfolio, LLC, 4.07% (i)(j)	2,597,324
Principal Amount			2,597,324
		Repurchase Agreements - 2.4%
$1,965,053		Bank of America Securities, Inc. - 3.800%, dated 11/30/22, matures 12/1/22, repurchase price $1,965,258 (collateralized by various U.S. government mortgage backed securities: Total Value $2,004,354)	1,965,053
581,825		JP Morgan Chase & Company - 3.790% dated 11/30/22, matures 12/1/22, repurchase price $581,885 (collateralized by various U.S. government Treasury notes: Total Value $593,462)	581,825
1,965,053		HSBC Securities U.S.A., Inc. - 3.790%, dated 11/30/22, matures 12/1/22, repurchase price $1,965,257 (collateralized by various U.S. government mortgage backed securities, and U.S. government Treasury notes: : Total Value $2,004,354)	1,965,053
1,965,053		MUFG Securities America, Inc. - 3.800%, dated 11/30/22, matures 12/1/22, repurchase price $1,965,258 (collateralized by various U.S. government mortgage backed securities: Total Value $2,004,357)	1,965,053
1,965,053		RBC Dominion Securities, Inc. - 3.810%, dated 11/30/22, matures 12/1/22, repurchase price $1,965,258 (collateralized by various U.S. government mortgage backed securities: Total Value $2,004,354)	1,965,053
			8,442,037
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,039,361) (k)	11,039,361
		TOTAL INVESTMENTS - 102.4% (Cost $383,217,573)	359,308,807
		Liabilities in Excess of Other Assets - (2.4)%	(8,502,720)
		NET ASSETS - 100.0%	$350,806,087

	Percentages are stated as a percent of net assets.
	(a)	All or portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $11,728,027 or 3.3% of net assets.
	(b)	Non-income producing security.
	(c)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2022, the value of these securities amounted to $2,832,938 or 0.8% of net assets.

	(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2022, the value of these securities amounted to $1,284,719 or 0.4% of net assets.

	(e)	Represents less than 0.05% of net assets.
	(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
	(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.00% of net assets.
	(h)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2022.

	(i)	Rate shown is the annualized seven-day yield as of November 30, 2022.
	(j)	Privately offered liquidity fund.
	(k)
Investment purchased with cash proceeds from securities lending. As of November 30, 2022, total cash collateral has a value of $11,039,361. Additionally, total non-cash collateral has a value of $3,153,720.

	ADR-	American Depositary Receipt
	GDR-	Global Depositary Receipt
	NVDR-	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$333,456,537	$-	$0	(a)	$333,456,537
Preferred Stocks	14,145,462	-	-		14,145,462
Short-Term Investments	667,447	-	-		667,447
Investments Purchased with Proceeds from Securities Lending	-	11,039,361	-		11,039,361
Total Investments in Securities	$348,269,446	$11,039,361	$0		$359,308,807
^See Schedule of Investments for breakout of investments by country classification.
(a) Represents less than $0.50.
For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.